Investment Securities, Held-to-maturity Securities, Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	$ 7,707	$ 9,923
Gross Unrecognized Gains	90	773
Gross Unrecognized Losses	217	1
Fair Value	7,580	10,695
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	7,707	9,923
Gross Unrecognized Gains	90	773
Gross Unrecognized Losses	217	1
Fair Value	$ 7,580	$ 10,695